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                            Prudential Mutual Funds
                        Supplement dated January 5, 1996
    The following information supplements the Prospectus of each of the Funds listed below.
                               SHAREHOLDER GUIDE
HOW TO BUY SHARES OF THE FUND
Reduction and Waiver of Initial Sales Charges.
    Other Waivers. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) officers and current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an ``employee related'' account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end fund sponsored by the financial adviser's previous employer (other than a money market fund or other no-load fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase.

    You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See ``Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares'' in the Statement of Additional Information.

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    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

Name of Fund                                             Prospectus Date
The BlackRock Government Income Trust                    August 31, 1995
Global Utility Fund, Inc.                                November 29, 1995
Nicholas-Applegate Fund, Inc.                            March 6, 1995
  Nicholas-Applegate Growth Equity Fund
Prudential Allocation Fund                               September 29, 1995
  Balanced Portfolio
  Strategy Portfolio
Prudential California Municipal Fund
  California Income Series                               November 1, 1995
  California Series                                      November 1, 1995
Prudential Diversified Bond Fund, Inc.                   January 3, 1995
                                                         (As supplemented
                                                         on June 20, 1995)
Prudential Equity Fund, Inc.                             February 28, 1995
Prudential Equity Income Fund                            January 2, 1996
Prudential Europe Growth Fund, Inc.                      June 30, 1995
Prudential Global Genesis Fund, Inc.                     July 31, 1995
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio                             January 3. 1995
Prudential Global Natural Resources Fund, Inc.           July 31, 1995
Prudential Government Income Fund, Inc.                  May 1, 1995
Prudential Growth Opportunity Fund, Inc.                 November 29, 1995
Prudential High Yield Fund, Inc.                         February 28, 1995
Prudential Intermediate Global Income Fund, Inc.         March 2, 1995
Prudential Jennison Fund, Inc.                           October 27, 1995
Prudential Mortgage Income Fund, Inc.                    August 25, 1995
Prudential Multi-Sector Fund, Inc.                       June 30, 1995
Prudential Municipal Bond Fund                           June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series                                         November 1, 1995
  Hawaii Income Series                                   November 1, 1995
  Maryland Series                                        November 1, 1995
  Massachusetts Series                                   November 1, 1995
  Michigan Series                                        November 1, 1995
  New Jersey Series                                      November 1, 1995
  New York Series                                        November 1, 1995
  North Carolina Series                                  November 1, 1995
  Ohio Series                                            November 1, 1995
  Pennsylvania Series                                    November 1, 1995
Prudential National Municipals Fund, Inc.                February 28, 1995
Prudential Structured Maturity Fund, Inc.                March 1, 1995
  Income Portfolio
Prudential Utility Fund, Inc.                            March 1, 1995

MF950C-17